Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued salary and social welfare costs	$ 15,808	$ 20,103
Payable for construction cost	7,098	1,184
Liability classified awards for share-based compensation (Note 19)	3,400	4,560
Payables for acquisition (Note 3)	2,593	4,603
Accrued professional service fees	906	1,663
Accrued advertising and marketing fees	633	470
Accrued staff reimbursements	371	386
Share option deposit held on behalf of employees	140	124
Accrued office expense	131	308
Payables for interest	11	0
Advance payment received from disposal of business (Note 17)	0	7,000
Payables for compensation costs in relation to an acquisition	0	3,500
Deposit related to disposal of business (Note 17)	0	1,000
Others	1,689	2,110
Accrued expenses and other current liabilities	$ 32,780	$ 47,011